CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow from operating activities
Net loss	$ (158,427)	$ (74,374)	$ (32,103)
Adjustments to reconcile net loss to net cash used in operating activities:
Write off of remaining ROU asset and lease liability pursuant to a lease termination			(1,799)
Amortization of right-of-use assets	1,586	1,199	1,107
Depreciation of property and equipment	24,050	15,062	6,328
Amortization of intangible assets	9,132	5,293	318
Deferred tax benefit		(359)	(531)
Share-based compensation	4,474	6,446	8,047
Losses on disposal of property and equipment		9,804	211
Impairment of intangible assets	56,094	56	0
Impairment of goodwill	26,569
Impairment of long-term investments	2,250		4,787
Impairment of cryptocurrency assets	18,435	38,319
Impairment of property and equipment	35,224	22,392
Changes in fair value of derivative instrument		(3,696)
Changes in fair value of contingent considerations	(1,247)	(13,936)
Provision for bad debt		1,113	78
Loss (gain) from equity method investments	(164)	1,184	1,566
Net gain on disposal of cryptocurrency assets	(8,360)	(11,392)
Non-cash other operating expense- cyberattack loss	3,100
Gain from relief of liability	(4,426)
Loss (gain) on disposal of subsidiaries and VIEs	(3,340)	6,463
Gain on previously held equity interest		(5,500)
Changes in operating assets and liabilities:
Accounts receivable	(3,802)	1,678
Prepayments and other current assets	9,807	(2,309)	870
Amounts due from related party		56
Cryptocurrency assets	(34,178)	(20,075)
Deposits			599
Other non-current assets			34
Operating lease liabilities	(1,870)	(629)	(2,206)
Accounts payable	(16,861)	(7,703)
Accrued expenses and other current liabilities	(17,285)	(2,775)	1,966
Accrued payroll and welfare payable	330	(1,465)	1,000
Long-term payables			(79)
Amounts due to related parties	(4,645)	1,325
Income tax payable	(7)	(448)
Net cash used in operating activities	(63,561)	(34,271)	(9,807)
Cash flows from investing activities
Acquisition of property and equipment	(13,782)	(56,599)	(225)
Disposal of subsidiaries and VIEs, net of cash received	5,007	(1,394)
Acquisition of redeemable noncontrolling interest			(2,120)
Acquisition of long-term investments		(1,000)
Cash paid for short-term investments	(2,360)		(12,261)
Proceeds From Payment Of Asset Acquisition And Business Combination	25	(21,913)
Cash received from return of time deposits			3,421
Cash received from return of short-term investments			12,261
Cash received from return of long-term investments	1,424	301
Cash received from disposal of cryptocurrency assets	34,354	10,841
Proceeds from disposal of property and equipment		5,701	24
Proceeds from disposal of long-term investments	177		371
Cash paid for additional interest acquired for Loto Interactive		(3,378)
Loans provided to a third party	(459)	(7,965)
Repayment of loans provided to a related party			1,533
Repayment of loans provided to third parties			326
Net cash provided by (used in) investing activities	24,386	(75,406)	3,330
Cash flows from financing activities
Proceeds from the exercise of share-based awards		2,521	4
Proceeds from short-term borrowings	6,306	46,739	0
Repayment of short-term borrowings		(27,732)	0
Proceeds from issuance of ordinary shares for private placement	23,464	56,139	0
Net cash provided by financing activities	29,770	77,667	4
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(2,825)	1,920	1,824
Net decrease in cash, cash equivalents and restricted cash	(12,230)	(30,090)	(4,649)
Cash, cash equivalents and restricted cash at beginning of the year	17,804	47,894	52,543
Cash, cash equivalents and restricted cash at end of the year	5,574	17,804	47,894
Supplemental disclosures of cash flow information:
Income tax paid			0
Interest received	150	189	1,435
Interest paid	(218)	(336)	0
Supplemental disclosures of non-cash investing and financing activities:
Re-measurement of the lease liabilities and right-of-use assets due to lease modification			808
Payment of expense and non-current assets in the form of cryptocurrencies	6,939	2,295	0
Proceeds from issuance of ordinary shares for private placement in the form of cryptocurrencies		19,289	0
Collateral rendered to lender in the form of cryptocurrencies	6,306	18,949	0
Repayment of third-party borrowings in the form of cryptocurrencies		6,523	0
Repayment of deposit in the form of cryptocurrencies		6,586	0
Issuance of ordinary shares in connection with business combination and asset acquisition	3,416	94,828	0
Deposits received from customers of mining data center in the form of cryptocurrencies	2,192	3,965	0
Cryptocurrencies to be distributed for promotion activities on behalf of a third party		3,179	0
Cryptocurrencies acquired in connection with business combination		73,184	0
Cryptocurrencies borrowed from a third party		10,222	0
Cryptocurrencies paid in connection with asset acquisition		$ 1,731	0
Consideration paid to purchase the noncontrolling interest in subsidiary	17,785		0
Property, plant and equipment transferred from long-term prepayment	$ 10,924		$ 0